Property, plant and equipment	12 Months Ended
Mar. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

The following note shows the physical assets controlled by us. The cost of these assets primarily represents the amount initially paid for them. This includes both their purchase price and the construction and other costs associated with getting them ready for operation. A depreciation expense is charged to the income statement to reflect annual wear and tear and the reduced value of the asset over time. Depreciation is calculated by estimating the number of years we expect the asset to be used (useful economic life) and charging the cost of the asset to the income statement equally over this period.

Our strategy in action
We operate an energy networks business and therefore have a significant physical asset base. We continue to invest in our networks to maintain reliability, create new customer connections and ensure our networks are flexible and resilient. Our business plan envisages these additional investments will be funded through a mixture of cash generated from operations and the issue of new debt.

Property, plant and equipment is recorded at cost, less accumulated depreciation and any impairment losses.

Cost includes the purchase price of the asset, any payroll and finance costs incurred which are directly attributable to the construction of property, plant and equipment as well as the cost of any associated asset retirement obligations.

Property, plant and equipment includes assets in which the Group’s interest comprises legally protected statutory or contractual rights of use. Additions represent the purchase or construction of new assets, including capital expenditure for safety and environmental assets, and extensions to, enhancements to, or replacement of existing assets. All costs associated with projects or activities which have not been fully commissioned at the period end are classified within assets in the course of construction.

Contributions received prior to 1 July 2009 towards the cost of property, plant and equipment are included in trade and other payables as deferred income and credited on a straight-line basis to the income statement over the estimated useful economic lives of the assets to which they relate.

Contributions received post 1 July 2009 are recognised in revenue immediately, except where the contributions are consideration for a future service, in which case they are recognised initially as deferred income and revenue is subsequently recognised over the period in which the service is provided.

No depreciation is provided on freehold land or assets in the course of construction.

Other items of property, plant and equipment are depreciated, on a straight-line basis, at rates estimated to write off their book values over their estimated useful economic lives. In assessing estimated useful economic lives, consideration is given to any contractual arrangements and operational requirements relating to particular assets. The assessments of estimated useful economic lives and residual values of assets are performed annually. Unless otherwise determined by operational requirements, the depreciation periods for the principal categories of property, plant and equipment are, in general, as shown in the table below:

Years
Freehold and leasehold buildings	up to 101
Plant and machinery:
Electricity transmission plant and wires	15 to 100
Electricity distribution plant	29 to 75
Electricity generation plant	20 to 93
Interconnector plant and other	5 to 60
Gas plant – mains, services and regulating equipment	10 to 95
Gas plant – storage	5 to 65
Gas plant – meters	7 to 65
Motor vehicles and office equipment	up to 29

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognised within operating profit in the income statement.

Items within property, plant and equipment are tested for impairment only if there is some indication that the carrying value of the assets may have been impaired.

Impairments of assets are calculated as the difference between the carrying value of the asset and the recoverable amount, if lower. Where such an asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash-generating unit to which that asset belongs is estimated.

Impairments are recognised in the income statement and if immaterial are included within depreciation charge for the year.

Any assets which suffered impairment in a previous period are reviewed for possible reversal of the impairment at each reporting date.

12. Property, plant and equipment continued

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2016	2,758	54,772	3,874	1,171	62,575
Exchange adjustments	196	3,157	93	76	3,522
Additions	55	822	3,080	132	4,089
Disposals[1]	(22)	(572)	(70)	(204)	(868)
Disposal of UK Gas Distribution	(112)	(11,861)	(88)	(300)	(12,361)
Reclassifications[2]	104	2,913	(2,938)	(41)	38
Cost at 31 March 2017	2,979	49,231	3,951	834	56,995
Exchange adjustments	(169)	(2,862)	(89)	(67)	(3,187)
Additions	38	430	3,358	75	3,901
Disposals[1]	(16)	(216)	(21)	(34)	(287)
Reclassifications[2]	98	2,791	(2,926)	49	12
Cost at 31 March 2018	2,930	49,374	4,273	857	57,434
Accumulated depreciation at 1 April 2016	(640)	(17,828)	—	(743)	(19,211)
Exchange adjustments	(29)	(780)	—	(44)	(853)
Depreciation charge for the year	(84)	(1,338)	—	(113)	(1,535)
Disposals[1]	42	545	—	203	790
Disposal of UK Gas Distribution	29	3,425	—	207	3,661
Reclassifications[2]	(2)	(20)	—	—	(22)
Accumulated depreciation at 31 March 2017	(684)	(15,996)	—	(490)	(17,170)
Exchange adjustments	28	695	—	36	759
Depreciation charge for the year	(28)	(1,276)	—	(88)	(1,392)
Disposals[1]	10	199	—	33	242
Reclassifications[2]	—	(20)	—	—	(20)
Accumulated depreciation at 31 March 2018	(674)	(16,398)	—	(509)	(17,581)
Net book value at 31 March 2018	2,256	32,976	4,273	348	39,853
Net book value at 31 March 2017	2,295	33,235	3,951	344	39,825

1.
Includes the reversal of assets with cost of £51 million (2017: £107 million) and accumulated depreciation of £51 million (2017: £107 million) disposed in previous years that remain in use in the Group. It also includes £334 million of adjustments from accumulated depreciation to cost for historical disposals relating to assets acquired as part of the KeySpan acquisition in 2008 which were disposed of in subsequent periods. Both of these adjustments have a nil net book value impact.

2.	Represents amounts transferred between categories, (to)/from other intangible assets (see note 11), reclassifications from inventories and reclassifications between cost and accumulated depreciation.

	2018	2017
	£m	£m
Information in relation to property, plant and equipment
Capitalised interest included within cost	1,861	1,749
Net book value of assets held under finance leases (all relating to motor vehicles and office equipment)	253	289
Additions to assets held under finance leases (all relating to motor vehicles and office equipment)	58	98
Contributions to cost of property, plant and equipment included within:
Trade and other payables	85	89
Non-current liabilities	844	839